INTEREST IN OTHER ENTITIES (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
INTEREST IN OTHER ENTITIES
Percentage of mineral property assets			84.80%
Wheeler River Joint Venture
INTEREST IN OTHER ENTITIES
Effective ownership interest			90.00%		90.00%
Participating Interest			100.00%
Percentage of expenditure		100.00%
Wheeler River Joint Venture | JCU
INTEREST IN OTHER ENTITIES
Effective ownership interest			10.00%
Midwest Joint Venture
INTEREST IN OTHER ENTITIES
Effective ownership interest			25.17%		25.17%
Participating Interest			25.17%
Mann Lake Joint Venture
INTEREST IN OTHER ENTITIES
Effective ownership interest			30.00%		30.00%
Participating Interest			30.00%
Wolly Joint Venture
INTEREST IN OTHER ENTITIES
Effective ownership interest			20.77%		20.77%
Participating Interest			20.77%
McClean Lake Joint Venture
INTEREST IN OTHER ENTITIES
Effective ownership interest			22.50%		22.50%
Participating Interest			22.50%
Cosa Resource Corp
INTEREST IN OTHER ENTITIES
Ownership Interest, Associates	19.95%		16.87%
Foremost Clean Energy Ltd
INTEREST IN OTHER ENTITIES
Ownership Interest, Associates			17.89%		19.13%
JCU
INTEREST IN OTHER ENTITIES
Ownership interest, joint ventures			50.00%	50.00%	50.00%	50.00%
Participating Interest			50.00%
JCU | Wheeler River Joint Venture
INTEREST IN OTHER ENTITIES
Additional Ownership Interest In Joint venture			5.00%
Waterbury Lake Uranium Corp
INTEREST IN OTHER ENTITIES
Ownership interest, Joint Operations			60.00%		60.00%
Participating Interest			100.00%
Waterbury Lake Uranium LP
INTEREST IN OTHER ENTITIES
Ownership interest, Joint Operations			70.55%		70.32%
Participating Interest			100.00%
Denison Mines Inc.
INTEREST IN OTHER ENTITIES
Ownership interest, Subsidiaries			100.00%		100.00%
Denison AB Holdings Corp.
INTEREST IN OTHER ENTITIES
Ownership interest, Subsidiaries			100.00%		100.00%
Denison Waterbury Corp
INTEREST IN OTHER ENTITIES
Ownership interest, Subsidiaries			100.00%		100.00%
Denison Waterbury Corp | Waterbury Lake Uranium Corp
INTEREST IN OTHER ENTITIES
Ownership interest, Joint Operations					60.00%
9373721 Canada Inc.
INTEREST IN OTHER ENTITIES
Ownership interest, Subsidiaries			100.00%		100.00%
Denison Mines (Bermuda) I Ltd
INTEREST IN OTHER ENTITIES
Ownership interest, Subsidiaries			100.00%		100.00%